LEASE	12 Months Ended
Dec. 31, 2025
LEASE
LEASE

11.LEASE

The Company has entered into operating leases mainly for offices in different regions with lease terms ranging from 1 to 5.5 years. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases. The Company’s lease agreements are entered into with third parties and usually have a renewal option with an advance notice period of one to three months, and no restrictions or contingent rents.

Operating lease costs were US$118,262, US$320,566 and US$398,298 for the years ended December 31, 2023, 2024 and 2025, respectively, which excluded short-term lease costs. Short-term lease costs were US$180,507, US$5,125 and US$138,254 for the years ended December 31, 2023, 2024 and 2025, respectively. For the years ended December 31, 2023, 2024 and 2025, no lease costs for operating leases were capitalized.

11.LEASE – CONTINUED

The weighted average remaining lease term as of December 31, 2023, 2024 and 2025 was 0.9 years, 0.9 years and 3 years, respectively. The weighted average discount rate as of December 31, 2023, 2024 and 2025 was 6.05%, 6.05% and 6.05%, respectively.

Supplemental cash flow information related to operating leases is as follows:

	2023	2024	2025
Cash payments for operating leases	111,786	316,608	249,357
Operating ROU assets obtained in exchange for new operating lease liabilities	—	389,024	2,361,670
Operating ROU assets released in exchange for operating lease liabilities	—	—	119,252

Future minimum lease payments under non - cancelable operating lease agreements consist of the following as of December 31, 2025:

As of December 31,
2025
1 year (Including 1 year)	693,030
1 year to 2 years (Including 2 years)	551,585
2 years to 3 years (Including 3 years)	448,469
3 years to 4 years (Including 4 years)	465,134
4 years to 5 years (Including 5 years)	363,004
Over 5 years	22,329
Total lease payments	2,543,551

Less: imputed interest	(314,320)
Present value of lease liabilities	2,229,231